Lease Liabilities and Commitment - Schedule of Maturity Analysis of Lease Liabilities (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flow	€ 777,485	€ 924,642
Less: interest to be paid	(212,459)	(215,720)
Total lease liabilities	565,026	708,922
Non-current lease liabilities	496,714	601,000
Current lease liabilities	68,312	107,922
Total lease liabilities	565,026	708,922
Less Than 1 Year [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flow	161,235	185,738
1 to 5 Years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flow	180,000	260,569
5 to 10 Years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flow	225,000	225,000
10 to 15 Years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flow	211,250	225,000
More Than 15 Years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flow		€ 28,335